Pension and Other Postretirement Benefit Plans 1 (Details) (USD $) In Millions, unless otherwise specified	11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 29, 2013	Dec. 28, 2014	Jun. 07, 2013	Apr. 28, 2013	Apr. 29, 2012
Successor [Member]
Change in Plan Assets:
Fair value of plan assets at the end of the year	$ 3,654	$ 3,635
Successor [Member] | Pension Benefits [Member]
Change in Benefit Obligation:
Benefit obligation at the beginning of the year	3,152	3,225
Service cost	21	29
Interest cost	72	137
Participants’ contributions	1	2
Amendments	0	0
Actuarial (gain) loss	(72)	368
Settlement	(113)	(225)
Curtailment	(3)	(45)
Special/contractual termination benefits	36	8
Annuity plan transfers	81	0
Benefits paid	(94)	(166)
Translation adjustments	144	(182)
Benefit obligation at the end of the year	3,225	3,151
Change in Plan Assets:
Fair value of plan assets at the beginning of the year	3,335	3,655
Actual return on plan assets	161	474
Settlement	(113)	(225)
Special/contractual termination benefits	(1)	0
Employer contribution	156	102
Participants’ contributions	1	2
Annuity plan transfers	41	0
Benefits paid	(94)	(166)
Translation adjustments	169	(207)
Fair value of plan assets at the end of the year	3,655	3,635
Funded status	430	484
Successor [Member] | Other Retiree Benefits [Member]
Change in Benefit Obligation:
Benefit obligation at the beginning of the year	251	208
Service cost	4	5
Interest cost	5	9
Participants’ contributions	0	1
Amendments	(21)	0
Actuarial (gain) loss	(20)	7
Settlement	0	0
Curtailment	(1)	(8)
Special/contractual termination benefits	0	0
Annuity plan transfers	0	0
Benefits paid	(8)	(13)
Translation adjustments	(2)	(4)
Benefit obligation at the end of the year	208	205
Change in Plan Assets:
Fair value of plan assets at the beginning of the year	0	0
Actual return on plan assets	0	0
Settlement	0	0
Special/contractual termination benefits	0	0
Employer contribution	8	12
Participants’ contributions	0	1
Annuity plan transfers	0	0
Benefits paid	(8)	(13)
Translation adjustments	0	0
Fair value of plan assets at the end of the year	0	0
Funded status	(208)	(205)
Predecessor [Member]
Change in Plan Assets:
Fair value of plan assets at the end of the year				3,380
Predecessor [Member] | Pension Benefits [Member]
Change in Benefit Obligation:
Benefit obligation at the beginning of the year			3,272	2,930
Service cost			4	32	34
Interest cost			14	132	140
Participants’ contributions			0	2
Amendments			0	0
Actuarial (gain) loss			(92)	429
Settlement			0	(12)
Curtailment			0	0
Special/contractual termination benefits			17	0
Annuity plan transfers			0	0
Benefits paid			(13)	(158)
Translation adjustments			(50)	(83)
Benefit obligation at the end of the year			3,152	3,272	2,930
Change in Plan Assets:
Fair value of plan assets at the beginning of the year			3,380	3,141
Actual return on plan assets			17	429
Settlement			0	(12)
Special/contractual termination benefits			0	0
Employer contribution			7	69
Participants’ contributions			0	2
Annuity plan transfers			0	0
Benefits paid			(13)	(158)
Translation adjustments			(56)	(91)
Fair value of plan assets at the end of the year			3,335	3,380	3,141
Funded status			183	108
Predecessor [Member] | Other Retiree Benefits [Member]
Change in Benefit Obligation:
Benefit obligation at the beginning of the year			257	249
Service cost			1	6	6
Interest cost			1	10	11
Participants’ contributions			0	1
Amendments			0	0
Actuarial (gain) loss			(6)	9
Settlement			0	0
Curtailment			0	0
Special/contractual termination benefits			0	0
Annuity plan transfers			0	0
Benefits paid			(1)	(16)
Translation adjustments			(1)	(2)
Benefit obligation at the end of the year			251	257	249
Change in Plan Assets:
Fair value of plan assets at the beginning of the year			0	0
Actual return on plan assets			0	0
Settlement			0	0
Special/contractual termination benefits			0	0
Employer contribution			1	15
Participants’ contributions			0	1
Annuity plan transfers			0	0
Benefits paid			(1)	(16)
Translation adjustments			0	0
Fair value of plan assets at the end of the year			0	0	0
Funded status			$ (251)	$ (257)